SIGNIFICANT ACCOUNTING POLICIES - Disclosure of detailed information about consolidated statement of loss and comprehensive loss (Details)
$ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 CAD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares
Operating expenses
Depreciation	$ (130)		$ (118)
Exploration and evaluation expenditures	(48,170)		(38,068)
General and administrative expenses	(1,223)		(669)
Marketing	(377)		(689)
Professional fees	(841)		(311)
Remuneration	(1,963)		(1,587)
Share-based compensation	(1,461)		(2,845)
Total operating expense	(54,165)		(44,287)
Other income (expense)
Gain on disposal of mineral property			49
Foreign exchange loss	(7,226)		(1,031)
Interest expense	(34)		(44)
Interest income	1,493		759
Loss before income taxes	(59,932)		(44,554)
Income tax expense	0		(113)
Loss and comprehensive loss for the year	$ (59,932)		$ (44,667)
Basic and diluted comprehensive loss per share | $ / shares	$ (0.49)		$ (0.50)
As previously reported [Member]
Operating expenses
Depreciation		$ (156)
Exploration and evaluation expenditures		(50,512)
General and administrative expenses		(890)
Marketing		(914)
Professional fees		(413)
Remuneration		(2,106)
Share-based compensation		(3,775)
Total operating expense		(58,766)
Other income (expense)
Gain on disposal of mineral property		66
Foreign exchange loss		(1,369)
Interest expense		(58)
Interest income		1,008
Loss before income taxes		(59,119)
Income tax expense		(150)
Loss and comprehensive loss for the year		$ (59,269)
Basic and diluted comprehensive loss per share | $ / shares		$ (0.67)